Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000243076 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243076 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000243076 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243076 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243076 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243076 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243076 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243076 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243076 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243076 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243076 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243076 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243076 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243076 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243076 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243076 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243076 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243076 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243076 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243076 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000243076 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243076 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000220375 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220375 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220375 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220375 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220375 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220375 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220375 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220375 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220375 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220375 | United Rentals, Inc.FR_911363109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220375 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000220375 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220375 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220375 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220375 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000220375 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220375 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220375 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220375 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220375 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220375 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220375 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220375 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220375 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220375 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.00%